Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Under ASC Topic 606 Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services is transferred to customers in exchange for an amount that reflects the consideration the Group expects to be entitled to and in return for transferring those goods or services.

Significant Judgments

Revenue from contracts with customers includes commission income from securities, futures and derivative brokerage, market making trading and insurance brokerage. The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of progress under the contract; whether revenue should be presented gross or net of certain costs; and whether constraints on variable consideration should be applied due to uncertain future events.

Commissions and Fees

The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to TRS trading business and CFD trading services when the Group acts as a market maker). Each time a customer executes a securities, futures, derivative or CFD transaction, commissions and fees are earned. Commissions and related clearing fees and expenses are recorded on the trade date. The performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership are transferred to/from the customer. The Group charges securities brokerage commissions and market making commissions based on the amount of transaction volume, or the number of shares, lots of contracts executed in each order, which generally vary in accordance with the type of products or services the Group offers.

The Group also earns commission income arising from insurance brokerage services which are recognized at a point in time when the performance obligation has been satisfied by successfully referring an insurance client to an insurer in accordance with the relevant broker contract. The commission earned is equal to a percentage of the premium paid to the insurance provider.

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	Year ended December 31,
	2024	2023	2022

Insurance brokerage commissions	$479,112	$1,169,306	$455,394
Securities brokerage commissions	635,414	2,732,846	3,412,644
Market making commissions and fees	125,095	3,121,661	781,878
Sale of NFTs	-	-	438,041
Total revenue from contracts with customers	$1,239,621	$7,023,813	$5,087,957

Hong Kong	1,114,526	3,902,152	3,868,038
Cayman Islands	125,095	3,121,661	1,219,919
	$1,239,621	$7,023,813	$5,087,957

All of the Group’s revenues from contracts with customers are recognized at a point in time. For the years ended December 31, 2024 and 2023, the contract balance only includes commissions receivable. No revenue recognized in the reporting periods that was included in the contract liability balance at the beginning of the period.

Trading Gains (Losses)

Trading gains and losses along with interest revenue fall within the scope of ASC Topic 825, Financial Instruments.

Trading gains (losses) consist of realized and unrealized gains (losses) derived from (i) managed portfolio trading positions where the Group acts as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions, (iii) trading gains/(losses) from proprietary TRS trading activities, and (iv) trading gains/(losses) from OTC stock option trading activities. Trading gains/(losses) is recorded on a trade date basis. The following table represents trading gains (losses) breakdown:

	Year ended December 31,
	2024	2023	2022

CFD trading gains/(losses)	$396,765	$16,204,480	$(7,476,190)
TRS trading losses	(672,460)	(5,076,247)	(3,913,422)
OTC stock option trading gains/(losses)	(32,259,164)	(798,725)	937,109
Other trading gains/(losses)	7,985	149,996	(1,015,466)
Total	$(32,526,874)	$10,479,504	$(11,467,969)

The following table represents the effect of trading activities on the consolidated statements of operations and comprehensive income (loss):

	Trading Revenue
Type of Instrument	2024	2023	2022
Foreign Currency	$594	$-	$(310)
Stock Indices	482,146	18,663,955	(7,175,826)
Commodities	(85,975)	(2,459,475)	(300,054)
Equity	(32,923,639)	(5,724,976)	(3,991,779)
	$(32,526,874)	$10,479,504	$(11,467,969)

	Trading Revenue
Line Item in Consolidated Statements of Operations and Comprehensive Income (Loss)	2024	2023	2022
Trading gains (losses)	$(32,526,874)	$10,479,504	$(11,467,969)
	$(32,526,874)	$10,479,504	$(11,467,969)

The revenue related to each category includes realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Interest Income and Other

Interest income primarily consists of interests earned on bank deposits and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

Other income primarily consists of the gain on extinguishment of liabilities, dividends income, transaction fee, advisory service fee, government subsidy and other miscellaneous charges from customers etc.

NFT Sales

In January 2022, the Group launched the non-fungible token, or NFT, business through Flying Lion Limited, including (i) issuance of MetaWords character NFTs and MetaWords work NFTs (collectively, the “MetaWords NFTs”), and (ii) the establishment of the NFT trading platform, namely the Lion NFT platform (f/k/a/ Meta World). The Group created and minted the MetaWords NFTs by converting Xu Bing’s characters in his artwork Book from the Ground and sold MetaWords NFTs to the NFT collectors. The sales were conducted through an online auction or blind boxes direct sell on the Lion NFT platform in January 2022.

The Group determines revenue recognition generated by the Group’s NFT business through the following steps in accordance with ASC 606-10-05-4:

●	Step 1–Identify the contract, or contracts, with the customer

A contract exists between the Group and platform user customers. When the users log in their accounts with the platform, users sign on the agreement which governs, among others, the purchase of digital assets. When the users submit the purchase order and sign the transaction in their digital wallet, they agree to enter the transaction and to pay the price listed. Collectability is probable because the transaction can only be completed when the available Wrapped Binance Coin or Binance Coin balance in their digital wallet is greater than the sale price.

●	Step 2–Identify the performance obligations in the contract

There are two performance obligations including the transfer of MetaWords character NFTs and the transfer of a license of symbolic intellectual property (“IP”) associated with MetaWords to user customers. The Group considers itself the principal in the transfer of MetaWords character NFTs as it controls the MetaWords NFTs in advance of transferring to customers, and revenue is recognized on a gross basis.

●	Step 3–Determine the transaction price

In exchange for transferring certain MetaWords NFTs to customers, the Group is entitled for a fixed number of WBNB/BNB tokens, net of the incentive consideration payable to customers which were noncash consideration that the Group measures at the fair value of the tokens on the date received and accounted for as a reduction of the transaction price in accordance with the guidance in ASC 606-10-32-25. Fair value of the WBNB/BNB tokens received is determined using the quoted price of the related cryptocurrency at the time of receipt, which is not materially different from the fair value at contract inception.

In exchange for a license of IP, the Group is entitled to consideration in the form of sales-based royalties (i.e. authorization fee and licensing fee when applicable), and recognizes revenue as the subsequent sales occur in accordance with ASC 606-10-55-65.

●	Step 4– Allocate the transaction price to performance obligations in the contract; and

As a result of applying the sales- or usage-based royalty exception, the allocation of the transaction price in the sale of Company’s MetaWords NFTs by the Group is not necessary.

●	Step 5– Recognize revenue when, or as, the Group satisfies performance obligations by transferring the promised good or services.

Revenue in exchange for transferring MetaWords NFTs is recognized for each sale at the point when the NFT transfers to the user customer’s digital wallet. Revenue in exchange for license of IP is recognized as the subsequent sales occur. Total sales of MetaWords NFTs, net of considerations paid to the users as the incentive were approximately $438,000 at the spot token price upon the completion of the sale for the year ended December 31, 2022.

In addition, as the marketplace the Group earns revenue as transaction fee when NFTs are exchanged on the Group’s platform. The Group considers itself the agent in the MetaWords resale as it doesn’t control the MetaWords NFTs in advance of transferring to buyers, and revenue is recognized on a net basis as a specific percentage of the gross sale value. The revenue is recognized for each exchange when the NFT transfers to the buyer. The fees abovementioned that the Group is entitled to such MetaWords resale were de minimis as of December 31, 2022. The Group did not have additional sale of NFTs since January 2022.